ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Schedule of percentage of legal ownership by Renren Inc
	Later of date		Percentage of
	of incorporation	Place of	legal ownership
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	Principal activities

Subsidiaries:
CIAC/ChinaInterActiveCorp ("CIAC")	August 5, 2005	Cayman Islands	100%	Investment holding
Renren-Jingwei Inc.	March 7, 2011	Cayman Islands	100%	Inactive
Link224 Inc.	May 31, 2011	Cayman Islands	100%	Investment holding
Renren Lianhe Holdings	September 2, 2011	Cayman Islands	100%	Investment holding
Wole Inc.	October 27, 2011	Cayman Islands	100%	Investment holding
JiehunChina Inc. ("JiehunChina")	June 14, 2011	Cayman Islands	85.43%	Investment holding
Renren Giant Way Limited ("Renren Giant Way")	May 17, 2012	Hong Kong	100%	Investment holding
Renren Finance Inc.	December 15, 2014	Cayman Islands	100%	Inactive
Funall Technology Inc.	January 5, 2011	Cayman Islands	100%	Investment holding
Xin Ditu Holdings	September 7, 2011	Cayman Islands	100%	Investment holding
Renren Study Inc.	April 5, 2012	Cayman Islands	100%	Investment holding
Jingwei Inc. Limited	July 16, 2012	Cayman Islands	100%	Inactive
Happy Link Corporation Limited	May 7, 2011	Hong Kong	85.43%	Investment holding
Renren Game HongKong Limited ("Game HK")	March 8, 2012	Hong Kong	100%	Investment holding
Jupiter Way Limited ("Jupiter Way").	July 16, 2012	Hong Kong	100%	Inactive
Renren Game Japan Inc.	August 22, 2011	Japan	100%	Online Games
Renren Game Korea Co., Ltd	September 30, 2011	Korea	100%	Online Games
Funall Technology Development (Taiwan) Co., Ltd.	September 6. 2010	Taiwan	100%	Online Games
Renren Game USA Inc.	March 8, 2012	USA	100%	Online Games
Appsurdity Inc.	September 7, 2012	USA	100%	Internet business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. ("Qianxiang Shiji")	March 21, 2005	PRC	100%	Investment holding
Beijing Wole Information Technology Co. Ltd. ("Beijing Wole")	October 27, 2011	PRC	100%	Investment holding
Renren Game Network Technology Development (Shanghai) Co., Ltd. ("Renren Network")	November 30, 2012	PRC	100%	Investment holding
Beijing Jiexi Shiji Technology Development Co., Ltd. ("Jiexi Shiji")	April 26, 2012	PRC	85.43%	Investment holding
Renren Huijin (Tianjin) Technology Co., Ltd. ("Huijin")	October 10, 2012	PRC	100%	Investment holding
Joy Interactive (Beijing) Technology Development Co., Ltd.	April 24, 2013	PRC	100%	Online Games
Beijing Jingwei Sinan Information Technology Co., Ltd	May 22, 2014	PRC	100%	Investment holding

Variable Interest Entities:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. ("Qianxiang Tiancheng")	October 28, 2002	PRC	N/A	IVAS business
Shanghai Renren Games Technology Development Co., Ltd. ("Renren Games").	November 15, 2012	PRC	N/A	Online Games
Jiexi Haohe (Beijing) Technology Development Co.,Ltd. ("Jiexi Haohe")	February 5, 2013	PRC	N/A	IVAS business
Beijing Jingwei Zhihui Information Technology Co., Ltd	March 19, 2014	PRC	N/A	Internet Business
Guangzhou Xiuxuan Brokers Co., Ltd	September 22, 2014	PRC	N/A	IVAS business

Subsidiaries of Variable Interest Entities:
Beijing Qianxiang Wangjing Technology Development Co., Ltd. ("Qianxiang Wangjing")	November 11, 2008	PRC	N/A	Internet business
Shanghai Qianxiang Changda Internet Information Technology Development Co., Ltd. ("Shanghai Changda")	October 25, 2010	PRC	N/A	Internet business
Beijing Wole Shijie Information Technology Co., Ltd. ("Wole Shijie")	October 27, 2011	PRC	N/A	Technology development and service

Suzhou Sijifeng Internet Information Technology Development Co., Ltd.	March 22, 2012	PRC	N/A	Online Games
Beijing Qilin Wings Technology Development Co., Ltd..	January 16, 2013	PRC	N/A	Internet business
Tianjin Joy Interactive Technology Development Co., Ltd..	March 29, 2013	PRC	N/A	Online Games
Beijing Wanmen Education Technology Co., Ltd	May 19, 2014	PRC	N/A	Internet Business
Beijing Zhenzhong Interactive Information Technology Co., Ltd	December 23, 2014	PRC	N/A	Internet Business

VIEs and their subsidiaries [Member]
Consolidated financial information [Line Items]
Schedule of consolidated financial information
	As of December 31,
	2013	2014

Cash and cash equivalents	$25,710	$28,865
Term deposits	-	16,117
Accounts and notes receivable, net	17,526	18,025
Prepaid expenses and other current assets	13,958	16,614
Amounts due from related parties	68,661	520
Deferred tax assets-current	628	-
Total current assets	126,483	80,141
Property and equipment, net	17,535	6,840
Intangible assets, net	1,337	2
Goodwill	757	-
Long-term investments	2,648	3,218
Deferred tax assets-non-current	7,598	-
Other non-current assets	5,977	2,327
Total non-current assets	35,852	12,387
Total assets	$162,335	$92,528
Accounts payable	$9,002	$5,176
Accrued expenses and other payables	29,463	16,324
Amounts due to related parties	178	303
Deferred revenue and advance from customers	8,003	6,212
Income tax payable	2,066	3,165
Total current liabilities	48,712	31,180
Other long-term liabilities	156	-
Total liabilities	$48,868	$31,180

	Years ended December 31,
	2012	2013	2014

Net revenue	$152,730	$142,891	$78,419
Loss from continuing operations	$(25,819)	$(50,770)	$(61,683)
Loss from discontinued operations	$(42,153)	$(40,383)	$(30,809)

	Years ended December 31,
	2012	2013	2014

Net cash provided by operating activities	$21,101	$11,820	$24,502
Net cash used in investing activities	$(21,411)	$(7,457)	$(20,696)
Net cash provided by financing activities	$1,050	$8,133	-